S000001146 [Member] Investment Objectives and Goals - TCW METWEST LOW DURATION BOND FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Low Duration Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital.